UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

This annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$94	0.86%

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Health Sciences Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	8,781	10,097	9,295
2016	9,151	10,362	9,856
2016	9,407	10,818	10,092
2016	8,952	11,274	9,667
2017	9,952	11,921	10,527
2017	10,686	12,280	11,292
2017	11,244	12,842	11,716
2017	11,421	13,656	11,903
2018	11,569	13,568	11,867
2018	12,295	14,095	12,397
2018	13,712	15,099	14,084
2018	11,548	12,940	12,573
2019	13,345	14,757	13,663
2019	13,586	15,361	13,859
2019	12,541	15,540	13,359
2019	14,890	16,954	15,353
2020	12,861	13,410	13,375
2020	15,873	16,364	15,632
2020	16,955	17,871	16,645
2020	19,300	20,495	18,322
2021	19,256	21,796	18,714
2021	21,121	23,592	20,241
2021	21,387	23,568	20,275
2021	21,829	25,754	21,730
2022	19,950	24,395	20,740
2022	17,971	20,321	19,200
2022	17,579	19,413	18,293
2022	19,106	20,808	20,404
2023	18,674	22,302	19,737
2023	19,288	24,172	20,416
2023	18,239	23,386	19,624
2023	19,672	26,209	20,990
2024	21,216	28,835	22,778
2024	21,198	29,762	22,546
2024	22,460	31,616	24,066
2024	19,998	32,448	21,719
2025	19,974	30,916	22,560
2025	19,428	34,314	21,163
2025	20,431	37,120	22,231
2025	23,617	38,012	24,881

202501-4140694, 202601-5112029

E309-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio Class)	18.10%	4.12%	8.97%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	9.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$729,579
  Number of Portfolio Holdings278
  Investment Advisory Fees Paid (000s)$4,340
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.6%
Major Pharmaceuticals	21.1
Implants	10.4
Life Sciences	8.5
Other Products & Devices	7.1
Payors	5.5
Major Biotechnology	5.4
Providers	2.9
Distribution	2.3
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

This annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$121	1.11%

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Health Sciences Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	8,776	10,097	9,295
2016	9,140	10,362	9,856
2016	9,392	10,818	10,092
2016	8,928	11,274	9,667
2017	9,924	11,921	10,527
2017	10,648	12,280	11,292
2017	11,197	12,842	11,716
2017	11,366	13,656	11,903
2018	11,506	13,568	11,867
2018	12,220	14,095	12,397
2018	13,621	15,099	14,084
2018	11,464	12,940	12,573
2019	13,239	14,757	13,663
2019	13,468	15,361	13,859
2019	12,426	15,540	13,359
2019	14,746	16,954	15,353
2020	12,724	13,410	13,375
2020	15,697	16,364	15,632
2020	16,756	17,871	16,645
2020	19,062	20,495	18,322
2021	19,006	21,796	18,714
2021	20,838	23,592	20,241
2021	21,088	23,568	20,275
2021	21,508	25,754	21,730
2022	19,645	24,395	20,740
2022	17,683	20,321	19,200
2022	17,286	19,413	18,293
2022	18,779	20,808	20,404
2023	18,343	22,302	19,737
2023	18,933	24,172	20,416
2023	17,892	23,386	19,624
2023	19,283	26,209	20,990
2024	20,786	28,835	22,778
2024	20,756	29,762	22,546
2024	21,976	31,616	24,066
2024	19,557	32,448	21,719
2025	19,524	30,916	22,560
2025	18,974	34,314	21,163
2025	19,943	37,120	22,231
2025	23,039	38,012	24,881

202501-4140694, 202601-5112029

E359-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio - II Class)	17.80%	3.86%	8.70%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	9.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$729,579
  Number of Portfolio Holdings278
  Investment Advisory Fees Paid (000s)$4,340
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.6%
Major Pharmaceuticals	21.1
Implants	10.4
Life Sciences	8.5
Other Products & Devices	7.1
Payors	5.5
Major Biotechnology	5.4
Providers	2.9
Distribution	2.3
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51.26 $ 55.31 $ 55.74 $ 64.72 $ 61.04
Investment activities
Net investment loss
(1)(2)
(0.09) (0.11) (0.12) (0.13) (0.26)
Net realized and unrealized gain/loss 9.34 1.00 1.68 (7.95) 8.19
Total from investment activities 9.25 0.89 1.56 (8.08) 7.93
Distributions
Net realized gain (2.04) (4.94) (1.99) (0.90) (4.25)
NET ASSET VALUE
End of period $ 58.47 $ 51.26 $ 55.31 $ 55.74 $ 64.72
Ratios/Supplemental Data
Total return
(2)(3)
18.10% 1.66% 2.96% (12.47)% 13.10%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.86% 0.89% 0.95% 0.95% 0.95%
Net expenses after waivers/payments by Price
Associates 0.86% 0.88% 0.94% 0.94% 0.94%
Net investment loss (0.17)% (0.18)% (0.21)% (0.23)% (0.40)%
Portfolio turnover rate 65.4% 49.9% 49.5% 27.9% 32.3%
Net assets, end of period (in thousands) $ 156,406 $ 144,197 $ 154,299 $ 153,188 $ 178,434
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 47.62 $ 51.85 $ 52.52 $ 61.19 $ 57.96
Investment activities
Net investment loss
(1)(2)
(0.21) (0.24) (0.24) (0.25) (0.40)
Net realized and unrealized gain/loss 8.66 0.95 1.56 (7.52) 7.77
Total from investment activities 8.45 0.71 1.32 (7.77) 7.37
Distributions
Net realized gain (2.04) (4.94) (1.99) (0.90) (4.14)
NET ASSET VALUE
End of period $ 54.03 $ 47.62 $ 51.85 $ 52.52 $ 61.19
Ratios/Supplemental Data
Total return
(2)(3)
17.80% 1.42% 2.68% (12.69)% 12.83%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.11% 1.13% 1.20% 1.20% 1.20%
Net expenses after waivers/payments by Price
Associates 1.11% 1.13% 1.19% 1.19% 1.19%
Net investment loss (0.42)% (0.43)% (0.47)% (0.48)% (0.64)%
Portfolio turnover rate 65.4% 49.9% 49.5% 27.9% 32.3%
Net assets, end of period (in thousands) $ 573,173 $ 520,727 $ 548,009 $ 576,092 $ 704,365
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2025

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.1%
BIOTECHNOLOGY  33.9%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 16,771 580
580
Major Biotechnology  5.4%
Alkermes (1) 16,995 476
Celldex Therapeutics (1) 23,813 647
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 —
Gilead Sciences  129,684 15,917
Neurocrine Biosciences (1) 13,551 1,922
Royalty Pharma, Class A  43,300 1,673
United Therapeutics (1) 13,940 6,792
Vertex Pharmaceuticals (1) 26,940 12,213
39,640
Other Biotechnology  28.4%
Abivax, ADR (1) 23,445 3,162
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 —
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 —
Agios Pharmaceuticals (1) 20,957 570
Allogene Therapeutics (1) 160,368 220
Alnylam Pharmaceuticals (1) 41,896 16,660
Annexon (1) 20,477 103
Apogee Therapeutics (1) 39,362 2,971
Arcellx (1) 24,130 1,573
Ascendis Pharma, ADR (1) 43,137 9,199
Aura Biosciences (1) 20,070 109
Beam Therapeutics (1) 69,393 1,924
BeOne Medicines, ADR (1) 5,080 1,543
BeOne Medicines, Class H (HKD) (1) 403,552 9,288
Bicara Therapeutics (1) 50,199 845
Bicycle Therapeutics, ADR (1) 62,846 445
Biohaven (1) 50,293 568
BridgeBio Oncology Therapeutics (1) 39,553 495
Bridgebio Pharma (1) 54,569 4,174
Cabaletta, Warrants, 9/20/26,
Acquisition Date: 6/11/25,
Cost $— (1)(3) 93,835 —
Cabaletta Bio (1) 85,535 187
Centessa Pharmaceuticals, ADR (1) 135,268 3,383
CG oncology (1) 63,647 2,643
Climb Bio (1) 90,300 361
Crescent Biopharma (1) 17,631 209
Crinetics Pharmaceuticals (1) 70,994 3,305
Shares/Par $ Value
(Cost and value in $000s)
‡
Cytokinetics (1) 52,606 3,343
Denali Therapeutics (1) 62,136 1,026
Disc Medicine (1) 25,617 2,034
Entrada Therapeutics (1) 19,854 204
Generation Bio (1) 9,145 52
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Immunocore Holdings, ADR (1) 47,304 1,642
Immunome (1) 131,691 2,829
Incyte (1) 34,883 3,445
Insmed (1) 78,312 13,629
Ionis Pharmaceuticals (1) 63,770 5,045
Iovance Biotherapeutics (1) 42,849 117
Janux Therapeutics (1) 6,150 85
Krystal Biotech (1) 19,742 4,867
Kymera Therapeutics (1) 74,190 5,773
Kyverna Therapeutics (1) 80,673 758
MBX Biosciences (1) 36,848 1,162
Monte Rosa Therapeutics (1) 76,377 1,198
MoonLake Immunotherapeutics (1) 44,070 581
Natera (1) 34,605 7,928
Nuvalent, Class A (1) 33,589 3,379
Odyssey Therapeutics, Warrants,
6/16/32, Acquisition Date: 6/16/25,
Cost $— (1)(2)(3) 7,373 —
ORIC Pharmaceuticals (1) 64,559 528
Oruka Therapeutics (1) 29,726 901
Pharvaris (1) 43,958 1,220
Praxis Precision Medicines (1) 13,726 4,046
Prelude Therapeutics (1) 42,748 124
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 58,543 5,113
Rapport Therapeutics (1) 41,015 1,244
Regeneron Pharmaceuticals  24,187 18,669
Relay Therapeutics (1) 66,419 562
Repligen (1) 12,600 2,065

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Replimune Group (1) 94,567 919
Revolution Medicines (1) 87,505 6,970
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 10
Rhythm Pharmaceuticals (1) 19,767 2,116
Ring Therapeutics, Acquisition Date:
4/12/21 - 10/7/22, Cost $601 (1)(2)
(3) 13,073 60
Rocket Pharmaceuticals (1) 51,403 180
Roivant Sciences (1) 203,518 4,416
Scholar Rock Holding (1) 103,232 4,547
Sensorion (EUR) (1) 486,286 192
Sionna Therapeutics (1) 38,965 1,603
Soleno Therapeutics (1) 6,791 314
Spyre Therapeutics (1) 54,447 1,784
Structure Therapeutics, ADR (1) 63,911 4,445
Summit Therapeutics (1) 441,950 7,730
Tarsus Pharmaceuticals (1) 21,977 1,799
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(3) 53,640 141
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,604 19
Ultragenyx Pharmaceutical (1) 29,021 667
UroGen Pharma (1) 29,300 686
Vaxcyte (1) 27,617 1,274
Vera Therapeutics (1) 119,441 6,049
Viridian Therapeutics (1) 40,141 1,249
Voyager Therapeutics (1) 23,076 91
WaVe Life Sciences (1) 92,045 1,565
Xencor (1) 33,300 510
Zai Lab, ADR (1) 30,477 538
207,413
Total Biotechnology 247,633
CONSUMER
NONDURABLES  0.2%
Pharmaceuticals  0.2%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(3) 101,916 1,179
Total Consumer Nondurables 1,179
LIFE SCIENCES  7.7%
Life Sciences  7.7%
Bio-Techne  23,500 1,382
Chromacode, Acquisition Date:
2/28/22, Cost $197 (1)(2)(3) 28 —
Danaher  86,125 19,716
Ginkgo Bioworks Holdings (1) 2,281 19
Revvity  18,117 1,753
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  53,863 31,211
Waters (1) 4,800 1,823
Total Life Sciences 55,904
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 103
Total Miscellaneous 103
PHARMACEUTICALS  20.7%
Major Pharmaceuticals  20.3%
AbbVie  88,426 20,204
AstraZeneca, ADR  222,678 20,471
Chugai Pharmaceutical (JPY)  65,300 3,426
Eli Lilly  84,116 90,398
Merck  126,400 13,305
UCB (EUR)  1,064 296
148,100
Specialty Pharmaceuticals  0.4%
Blue Marlin Therapeutics, Acquisition
Date: 12/18/25, Cost $— (1)(2)(3) 81 —
Madrigal Pharmaceuticals (1) 3,980 2,318
Mirum Pharmaceuticals PIPE,
Acquisition Date: 12/8/25,
Cost $293 (1)(3)(4) 4,279 304
2,622
Total Pharmaceuticals 150,722
PRODUCTS & DEVICES  16.9%
Capital Equipment  0.1%
PROCEPT BioRobotics (1) 21,641 681
681
Implants  10.2%
Boston Scientific (1) 121,961 11,629
Edwards Lifesciences (1) 33,081 2,820
Intuitive Surgical (1) 57,803 32,737
Sonova Holding (CHF)  5,348 1,384
Stryker  73,042 25,672
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $644 (1)(2)(3) 5,220 172
74,414
Other Products & Devices  6.6%
Argenx, ADR (1) 33,783 28,410
Celcuity (1) 35,581 3,549
IDEXX Laboratories (1) 8,132 5,501
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 120
Penumbra (1) 32,116 9,985
Saluda Medical, CDI (AUD) (1) 234,087 223
Saluda Medical, CDI, Acquisition
Date: 10/30/25, Cost $18 (AUD) (1)
(3) 189,460 180
47,968
Total Products & Devices 123,063
SERVICES  12.0%
Distribution  2.2%
Cardinal Health  19,671 4,042

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cencora  12,939 4,370
CVS Health  79,090 6,277
McKesson  1,800 1,477
16,166
Information  0.1%
GeneDx Holdings (1) 8,772 1,141
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 —
1,141
Other Services  1.4%
Caris Life Sciences (1) 109,250 2,948
Guardant Health (1) 65,832 6,724
Perceptive Capital Solutions SPAC/
Freenome Holdings PIPE (1)(4) 26,090 306
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 4/22/25,
Cost $656 (1)(2)(3) 27,338 4
9,982
Payors  5.5%
Alignment Healthcare (1) 89,396 1,765
Centene (1) 34,600 1,424
Cigna Group  20,881 5,747
Elevance Health  18,234 6,392
Molina Healthcare (1) 5,877 1,020
UnitedHealth Group  73,104 24,132
40,480
Providers  2.8%
BrightSpring Health Services (1) 153,703 5,756
Encompass Health  9,403 998
HCA Healthcare  14,225 6,641
Tenet Healthcare (1) 35,585 7,072
20,467
Total Services 88,236
Total Miscellaneous Common
Stocks  4.7% (5) 34,028
Total Common Stocks (Cost
$346,743) 700,868
CONVERTIBLE BONDS  0.1%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Delfi Diagnostics, 0.00%, 1/29/27,
Acquisition Date: 12/1/25,
Cost $78 (1)(2)(3) 78,285 78
Immunocore Holdings, 2.50%, 2/1/30  739,000 669
Total Biotechnology 747
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%,
7/24/26, Acquisition Date: 7/28/25,
Cost $13 (1)(2)(3) 12,143 19
Shares/Par $ Value
(Cost and value in $000s)
‡
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/13/25,
Cost $12 (2)(3) 12,143 19
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/27/25,
Cost $12 (2)(3) 12,143 19
Total Products & Devices 57
Total Convertible Bonds (Cost
$854) 804
CONVERTIBLE PREFERRED STOCKS  3.1%
BIOTECHNOLOGY  1.9%
Other Biotechnology  1.9%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 128
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 309
Avalyn Pharma, Series D, Acquisition
Date: 4/25/25, Cost $72 (1)(2)(3) 90,102 72
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 1,597
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $321 (1)(2)(3) 154,525 604
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 329
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $606 (1)(2)(3) 34,286 200
Eikon Therapeutics, Series B-1,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $203 (1)(2)(3) 34,790 203
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $155 (1)(2)(3) 7,198 42
Eikon Therapeutics, Series C-1,
Acquisition Date: 5/18/23 - 2/14/25,
Cost $40 (1)(2)(3) 6,893 40
Eikon Therapeutics, Series
D, Acquisition Date: 2/14/25,
Cost $244 (1)(2)(3) 41,686 244
Endeavor Bio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
Endeavor Bio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E,
Acquisition Date: 2/29/24 - 1/22/25,
Cost $186 (1)(2)(3) 29,808 185
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kailera Therapeutics, Series
B, Acquisition Date: 10/31/25,
Cost $512 (1)(2)(3) 36,605 512
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 76
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 80
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 7
Odyssey Therapeutics, Series
D, Acquisition Date: 6/16/25,
Cost $37 (1)(2)(3) 24,579 37
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Third Arc Bio, Series A, Acquisition
Date: 7/16/24 - 4/24/25,
Cost $427 (1)(2)(3) 203,148 427
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 773
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 897
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $150 (1)(2)(3) 17,362 127
Total Biotechnology 14,157
CONSUMER
NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $64 (1)(2)(3) 15,714 84
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 —
84
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 69
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 74
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 256
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 272
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 82
753
Total Consumer Nondurables 837
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.5%
Life Sciences  0.5%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 782
Chromacode, Series AA, Acquisition
Date: 5/22/25, Cost $10 (1)(2)(3) 2,002 10
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 542
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 158
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 266
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 119
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $572 (1)(2)(3) 54,498 163
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 872
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 309
Total Life Sciences 3,429
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.0%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 62
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 23
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 48
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 30
163
Implants  0.2%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 331
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $565 (1)(2)(3) 556,501 460
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $284 (1)(2)(3) 584,117 378
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $242 (1)(2)(3) 373,263 242
1,411
Other Products & Devices  0.1%
Galvanize Therapeutics, Series
C, Acquisition Date: 7/7/25,
Cost $236 (1)(2)(3) 445,669 236
Galvanize Therapeutics, Series
C-1, Acquisition Date: 7/7/25,
Cost $570 (1)(2)(3) 1,656,003 877
1,113
Total Products & Devices 2,687
Shares/Par $ Value
(Cost and value in $000s)
‡
SERVICES  0.2%
Information  0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $312 (1)(2)(3) 26,533 466
466
Other Services  0.1%
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(3) 71,397 247
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(3) 41,732 145
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(3) 23,669 82
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(3) 8,542 30
504
Providers  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 189
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 127
316
Total Services 1,286
Total Convertible Preferred Stocks
(Cost $29,433) 22,936
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  5,999 1,727
Total Life Sciences 1,727
Total Preferred Stocks (Cost
$1,081) 1,727
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve
Fund, 3.77% (6)(7) 3,539,817 3,540
Total Short-Term Investments
(Cost $3,540) 3,540
Total Investments in Securities
100.0% of Net Assets
(Cost $381,651) $ 729,875

T. ROWE PRICE Health Sciences Portfolio

.
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $25,283 and represents 3.5% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at December 31, 2025, were $554 and were valued at $610 (0.1% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ —# $ — $ 219+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ 5,168  ¤  ¤ $ 3,540^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $219 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,540.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $381,651) $ 729,875
Receivable for investment securities sold 910
Receivable for shares sold 626
Dividends and interest receivable 258
Other assets 209
Total assets 731,878
Liabilities
Payable for shares redeemed 830
Payable for investment securities purchased 771
Investment management fees payable 407
Due to affiliates 13
Other liabilities 278
Total liabilities 2,299
NET ASSETS $ 729,579
Net Assets Consist of:
Total distributable earnings (loss) $ 361,466
Paid-in capital applicable to 13,282,188 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 368,113
NET ASSETS $ 729,579
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
(Net assets: $156,406; Shares outstanding: 2,674,754) $ 58.47
Health Sciences Portfolio - II Class
(Net assets: $573,173; Shares outstanding: 10,607,434) $ 54.03

T. Rowe Price Health Sciences Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
ok
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $83) $ 4,467
.
  Interest 89
Total income 4,556
Expenses
Investment management 4,340
Shareholder servicing
Health Sciences Portfolio Class $ 216
Health Sciences Portfolio - II Class 787 1,003
Rule 12b-1 fees
Health Sciences Portfolio - II Class 1,306
Prospectus and shareholder reports
Health Sciences Portfolio Class 4
Health Sciences Portfolio - II Class 8 12
Custody and accounting 235
Legal and audit 67
Directors 2
Miscellaneous 46
Total expenses 7,011
Net investment loss (2,455)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 41,085
Foreign currency transactions 11
Net realized gain 41,096
Change in net unrealized gain / loss
Securities 73,501
Other assets and liabilities denominated in foreign currencies 21
Change in net unrealized gain / loss 73,522
Net realized and unrealized gain / loss 114,618
INCREASE IN NET ASSETS FROM OPERATIONS
$ 112,163

T. Rowe Price Health Sciences Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,455) $ (2,701)
Net realized gain 41,096 60,882
Change in net unrealized gain / loss 73,522 (45,680)
Increase in net assets from operations 112,163 12,501
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class (5,277) (12,695)
Health Sciences Portfolio - II Class (20,865) (49,064)
Decrease in net assets from distributions (26,142) (61,759)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 11,540 12,732
Health Sciences Portfolio - II Class 73,837 59,360
Distributions reinvested
Health Sciences Portfolio Class 5,277 12,695
Health Sciences Portfolio - II Class 20,865 49,064
Shares redeemed
Health Sciences Portfolio Class (23,563) (25,898)
Health Sciences Portfolio - II Class (109,322) (96,079)
Increase (decrease) in net assets from capital share transactions (21,366) 11,874
Net Assets
Increase (decrease) during period 64,655 (37,384)
Beginning of period 664,924 702,308
End of period $ 729,579 $ 664,924
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 219 214
Health Sciences Portfolio - II Class 1,536 1,065
Distributions reinvested
Health Sciences Portfolio Class 92 249
Health Sciences Portfolio - II Class 392 1,035
Shares redeemed
Health Sciences Portfolio Class (449) (440)
Health Sciences Portfolio - II Class (2,257) (1,733)
Increase (decrease) in shares outstanding (467) 390

T. Rowe Price Health Sciences Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health Sciences Portfolio (Health Sciences Portfolio Class) and
the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Health Sciences Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Health Sciences Portfolio

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 683,541 $ 16,919 $ 408 $ 700,868
Convertible Bonds — 669 135 804
Convertible Preferred Stocks — 504 22,432 22,936
Preferred Stocks — 1,727 — 1,727
Short-Term Investments 3,540 — — 3,540
Total $ 687,081 $ 19,819 $ 22,975 $ 729,875

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31,
2025, totaled $(4,810,000) for the year ended December 31, 2025. During the year, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 1,092 $ (1,484) $ 800 $ — $ — $ 408
Convertible Bonds 775 100 114 (854) — 135
Convertible Preferred Stocks 26,578 (2,889) 4,077 (4,830) (504) 22,432
Total $ 28,445 $ (4,273) $ 4,991 $ (5,684) $ (504) $ 22,975
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $408 Recent comparable
transaction price(s)
—# —# —# —#
Discount for uncertainty 5% - 100% 13% Decrease
Discount for dilution 15% 15% Decrease
Market comparable Enterprise value to sales
multiple
2.0x 2.0x Increase
Enterprise value to gross
profit multiple
4.9x 4.9x Increase
Discount for lack of
marketability
10% 10% Decrease
Convertible Bonds $135 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Convertible Preferred Stocks $22,432 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Discount for uncertainty 50% 50% Decrease
Discount for dilution 15% 15% Decrease
Market comparable Premium for liquidation
preference
—# —# —#
Probability for potential
outcome
10% - 55% 33% Increase

T. Rowe Price Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $435,175,000 and $483,792,000, respectively, for the year ended December 31, 2025.
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise value to sales
multiple
1.1x - 11.6x 5.7x Increase
Sales growth rate 0% - 127% 65% Increase
Enterprise value to gross
profit multiple
4.3x - 6.1x 4.8x Increase
Enterprise value to EBITDA
multiple
19.6x 19.6x Increase
Cost of capital 25% - 45% 36% Decrease
Discount for lack of
recoverability
—# —# —#
Discount to public company
multiples
46% 46% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease

T. Rowe Price Health Sciences Portfolio

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals.
The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
($000s)
December 31,
2025
December 31,
2024
Long-term capital gain $ 26,142 $ 61,759
($000s)
Cost of investments $ 384,828
Unrealized appreciation $ 370,582
Unrealized depreciation (25,515)
Net unrealized appreciation (depreciation) $ 345,067
($000s)
Undistributed long-term capital gain $ 17,195
Net unrealized appreciation (depreciation) 345,067
Loss carryforwards and deferrals (796)
Total distributable earnings (loss) $ 361,466

T. Rowe Price Health Sciences Portfolio

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.94%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates and $11,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,

T. Rowe Price Health Sciences Portfolio

2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Health Sciences Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Health Sciences Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Health Sciences Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Health Sciences Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $26,142,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,198,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,423,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E309-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026